Document and Entity Information	Total
Prospectus:
Document Type	485BPOS
Document Period End Date	Apr. 30, 2020
Entity Registrant Name	IndexIQ ETF Trust
Entity Central Index Key	0001415995
Entity Inv Company Type	N-1A
Amendment Flag	false
Document Creation Date	Aug. 28, 2020
Document Effective Date	Aug. 28, 2020
Prospectus Date	Aug. 28, 2020
IQ Hedge Multi-Strategy Tracker ETF | IQ Hedge Multi-Strategy Tracker ETF
Prospectus:
Trading Symbol	QAI
IQ Hedge Macro Tracker ETF | IQ Hedge Macro Tracker ETF
Prospectus:
Trading Symbol	MCRO
IQ Hedge Market Neutral Tracker ETF | IQ Hedge Market Neutral Tracker ETF
Prospectus:
Trading Symbol	QMN
IQ Hedge Long/Short Tracker ETF | IQ Hedge Long/Short Tracker ETF
Prospectus:
Trading Symbol	QLS
IQ Hedge Event-Driven Tracker ETF | IQ Hedge Event-Driven Tracker ETF
Prospectus:
Trading Symbol	QED
IQ Real Return ETF | IQ Real Return ETF
Prospectus:
Trading Symbol	CPI
IQ Enhanced Core Plus Bond U.S. ETF | IQ Enhanced Core Plus Bond U.S. ETF
Prospectus:
Trading Symbol	AGGP
IQ Merger Arbitrage ETF | IQ Merger Arbitrage ETF
Prospectus:
Trading Symbol	MNA
IQ Global Resources ETF | IQ Global Resources ETF
Prospectus:
Trading Symbol	GRES
IQ U.S. Real Estate Small Cap ETF | IQ U.S. Real Estate Small Cap ETF
Prospectus:
Trading Symbol	ROOF
IQ Chaikin U.S. Dividend Achievers ETF | IQ Chaikin U.S. Dividend Achievers ETF
Prospectus:
Trading Symbol	CDVA
IQ Chaikin U.S. Large Cap ETF | IQ Chaikin U.S. Large Cap ETF
Prospectus:
Trading Symbol	CLRG
IQ Chaikin U.S. Small Cap ETF | IQ Chaikin U.S. Small Cap ETF
Prospectus:
Trading Symbol	CSML
IQ 50 Percent Hedged FTSE International ETF | IQ 50 Percent Hedged FTSE International ETF
Prospectus:
Trading Symbol	HFXI
IQ S&P U.S. Preferred Stock Low Volatility High Dividend ETF | IQ S&P U.S. Preferred Stock Low Volatility High Dividend ETF
Prospectus:
Trading Symbol	PRHD
IQ 500 International ETF | IQ 500 International ETF
Prospectus:
Trading Symbol	IQIN
IQ 500 ETF | IQ 500 ETF
Prospectus:
Trading Symbol	IQUS
IQ S&P High Yield Low Volatility Bond ETF | IQ S&P High Yield Low Volatility Bond ETF
Prospectus:
Trading Symbol	HYLV
IQ Candriam ESG US Equity ETF | IQ Candriam ESG US Equity ETF
Prospectus:
Trading Symbol	IQSU
IQ Candriam ESG International Equity ETF | IQ Candriam ESG International Equity ETF
Prospectus:
Trading Symbol	IQSI